Note 29 - Treasury Shares Shares Accepted In Pledge and Treasury Stock (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares Accepted In Pledge Abstract
Number Of Shares Accepted In Pledge	43,018,382	61,632,832	64,633,003
PercentageShareCapitalOfPledgeShares	0.65%	0.92%	0.97%